CAPITAL STOCK (Details 1) - Warrant [Member]	9 Months Ended
May 31, 2017 $ / shares shares
Class Of Warrant Or Right [Roll Forward]
Number of Shares Balances as of August 31, 2016 | shares
Number of Shares Granted | shares	2,963,292
Number of Shares Exercised | shares	(752,000)
Number of Shares Forfeited | shares
Number of Shares Balances as of May 31, 2017 | shares	2,213,608
Weighted- Average Exercise Price Balances as of August 31, 2016 | $ / shares
Weighted- Average Exercise Price Granted | $ / shares	1.48
Weighted- Average Exercise Price Exercised | $ / shares	1.25
Weighted- Average Exercise Price Forfeited | $ / shares
Weighted- Average Exercise Price Balances as of May 31, 2017 | $ / shares	$ 1.56